Securities (Tables)	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Reconciliation From Amortized Cost to Estimated Fair Value of Marketable Securities

	December 31, 2015				December 31, 2014
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$6,649	$-	$(68)	$6,581	$4,711	$-	$(93)	$4,618
State and political subdivisions	10,625	159	(2)	10,782	11,055	112	(35)	11,132
Residential mortgage-backed securities	26,191	449	(201)	26,439	33,884	646	(147)	34,383
Corporate and other securities	9,404	71	(412)	9,063	10,188	63	(311)	9,940
Total securities available for sale	$52,869	$679	$(683)	$52,865	$59,838	$821	$(586)	$60,073
Held to maturity:
U.S. Government sponsored entities	$3,988	$-	$(87)	$3,901	$4,440	$-	$(124)	$4,316
State and political subdivisions	2,364	187	(1)	2,550	2,417	277	-	2,694
Residential mortgage-backed securities	6,232	141	(28)	6,345	8,164	211	(29)	8,346
Commercial mortgage-backed securities	3,902	-	(62)	3,840	4,005	13	(53)	3,965
Corporate and other securities	1,985	-	(14)	1,971	983	-	(23)	960
Total securities held to maturity	$18,471	$328	$(192)	$18,607	$20,009	$501	$(229)	$20,281

Schedule of Marketable Securities By Contractual Maturity

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$-	-%	$3,256	1.55%	$921	2.08%	$2,404	2.04%	$6,581	1.81%
State and political subdivisions	-	-	1,412	2.55	5,740	2.41	3,630	2.56	10,782	2.48
Residential mortgage-backed securities	-	-	1,066	2.03	3,059	2.24	22,314	2.77	26,439	2.68
Corporate and other securities	-	-	2,717	1.23	4,343	1.30	2,003	1.82	9,063	1.39
Total securities available for sale	$-	-%	$8,451	1.67%	$14,063	2.01%	$30,351	2.62%	$52,865	2.31%
Held to maturity at cost:
U.S. Government sponsored entities	$-	-%	$-	-%	$-	-%	$3,988	1.97%	$3,988	1.97%
State and political subdivisions	264	0.75	-	-	-	-	2,100	4.73	2,364	4.29
Residential mortgage-backed securities	3	4.52	199	4.75	185	5.21	5,845	3.20	6,232	3.31
Commercial mortgage-backed securities	-	-	-	-	-	-	3,902	2.71	3,902	2.71
Corporate and other securities	-	-	-	-	1,985	4.61	-	-	1,985	4.61
Total securities held to maturity	$267	0.79%	$199	4.75%	$2,170	4.66%	$15,835	2.97%	$18,471	3.16%

Schedule of Marketable Securities In Unrealized Loss Position

	December 31, 2015
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	9	$4,165	$(12)	$2,416	$(56)	$6,581	$(68)
State and political subdivisions	3	1,584	(2)	-	-	1,584	(2)
Residential mortgage-backed securities	11	6,195	(36)	4,508	(165)	10,703	(201)
Corporate and other securities	11	4,730	(174)	3,756	(238)	8,486	(412)
Total temporarily impaired securities	34	$16,674	$(224)	$10,680	$(459)	$27,354	$(683)
Held to maturity:
U.S. Government sponsored entities	2	$-	$-	$3,901	$(87)	$3,901	$(87)
State and political subdivisions	1	263	(1)	-	-	263	(1)
Residential mortgage-backed securities	3	-	-	1,853	(28)	1,853	(28)
Commercial mortgage-backed securities	2	3,840	(62)	-	-	3,840	(62)
Corporate and other securities	1	971	(14)	-	-	971	(14)
Total temporarily impaired securities	9	$5,074	$(77)	$5,754	$(115)	$10,828	$(192)

	December 31, 2014
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	4	$-	$-	$4,590	$(93)	$4,590	$(93)
State and political subdivisions	7	-	-	4,103	(35)	4,103	(35)
Residential mortgage-backed securities	9	6,579	(16)	5,889	(131)	12,468	(147)
Corporate and other securities	7	1,053	(46)	3,736	(265)	4,789	(311)
Total temporarily impaired securities	27	$7,632	$(62)	$18,318	$(524)	$25,950	$(586)
Held to maturity:
U.S. Government sponsored entities	2	$-	$-	$4,316	$(124)	$4,316	$(124)
Residential mortgage-backed securities	3	-	-	2,586	(29)	2,586	(29)
Commercial mortgage-backed securities	1	-	-	1,822	(53)	1,822	(53)
Corporate and other securities	1	-	-	960	(23)	960	(23)
Total temporarily impaired securities	7	$-	$-	$9,684	$(229)	$9,684	$(229)

Schedule of Realized Gains (Losses) for Marketable Securities

	For the years ended December 31,
(In thousands)	2015	2014
Available for sale:
Realized gains	$28	$440
Realized losses	-	(7)
Total securities available for sale	28	433
Held to maturity:
Realized gains	-	-
Realized losses	-	-
Total securities held to maturity	-	-
Net gains on sales of securities	$28	$433